Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Net Earnings Per Common Share	Net Earnings Per Common Share(1)

		2024	2023	2022
Weighted average common shares outstanding – basic (thousands of shares)		2,125,804	2,182,623	2,269,919
Effect of dilutive stock options (thousands of shares)		14,625	21,625	28,444
Weighted average common shares outstanding – diluted (thousands of shares)		2,140,429	2,204,248	2,298,363
Net earnings		$6,106	$8,233	$10,937
Net earnings per common share	– basic	$2.87	$3.77	$4.82
	– diluted	$2.85	$3.74	$4.76
In 2024, the Company excluded 12,144,000 potentially anti-dilutive stock options from the calculation of diluted earnings per common share (2023 – 6,461,000; 2022 – 4,078,000).

(1)Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).